SUBSEQUENT EVENTS - Pro forma balance sheet (Details) - USD ($)	Sep. 30, 2024	Oct. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
SUBSEQUENT EVENTS
Cash	$ 410,716		$ 524,601	$ 208,206
Restricted cash	4,564			93,499
Accounts receivable, net	5,298,006		2,287,132
Inventories, net	70,681
Advance to vendors	1,124,030		1,057,682
Prepayments and other current assets	40,990		440,527
Deferred issuance costs	138,463		104,618
TOTAL CURRENT ASSETS	7,087,450		6,314,560
Property and equipment, net	39,707		48,876
Operating lease right of use assets	13,122	$ 88,072	54,356
Deferred tax assets, net	88,445		123,371
TOTAL NONCURRENT ASSETS	141,274		226,603
TOTAL ASSETS	7,228,724		6,541,163
Accounts payable	2,860,703		1,153,753
Advance from customers	425,116		184,222
Accrued expenses and other liabilities	297,360		236,462
Due to related parties	228,951
Taxes payable	341,217		288,450
Operating lease liabilities, current portion	13,122		41,650
TOTAL CURRENT LIABILITIES	4,166,469		2,084,638
Ordinary shares
Additional Paid in Capital	4,821,992		4,821,992
Statutory reserves	35,448		35,448
Accumulated deficit	(1,704,065)		(164,809)
Accumulated other comprehensive loss	(186,134)		(252,752)
TOTAL SHAREHOLDERS' EQUITY	2,971,181		4,443,819
Non-controlling interest	91,074
TOTAL EQUITY	3,062,255		4,443,819	$ 2,411,029	$ 2,526,443
TOTAL LIABILITIES AND EQUITY	7,228,724		6,541,163
Common Class A
SUBSEQUENT EVENTS
Ordinary shares	3,440		3,440
Common Class B
SUBSEQUENT EVENTS
Ordinary shares	500		$ 500
Adjustment
SUBSEQUENT EVENTS
Cash	7,852,813
Deferred issuance costs	(138,463)
TOTAL CURRENT ASSETS	7,714,350
TOTAL ASSETS	7,714,350
Additional Paid in Capital	7,713,833
TOTAL SHAREHOLDERS' EQUITY	7,714,350
TOTAL EQUITY	7,714,350
TOTAL LIABILITIES AND EQUITY	7,714,350
Adjustment | Common Class A
SUBSEQUENT EVENTS
Ordinary shares	518
Pro forma
SUBSEQUENT EVENTS
Cash	8,263,529
Restricted cash	4,564
Accounts receivable, net	5,298,006
Inventories, net	70,681
Advance to vendors	1,124,030
Prepayments and other current assets	40,990
TOTAL CURRENT ASSETS	14,801,800
Property and equipment, net	39,707
Operating lease right of use assets	13,122
Deferred tax assets, net	88,445
TOTAL NONCURRENT ASSETS	141,274
TOTAL ASSETS	14,943,074
Accounts payable	2,860,703
Advance from customers	425,116
Accrued expenses and other liabilities	297,360
Due to related parties	228,951
Taxes payable	341,217
Operating lease liabilities, current portion	13,122
TOTAL CURRENT LIABILITIES	4,166,469
Additional Paid in Capital	12,535,825
Statutory reserves	35,448
Accumulated deficit	(1,704,065)
Accumulated other comprehensive loss	(186,134)
TOTAL SHAREHOLDERS' EQUITY	10,685,531
Non-controlling interest	91,074
TOTAL EQUITY	10,776,605
TOTAL LIABILITIES AND EQUITY	14,943,074
Pro forma | Common Class A
SUBSEQUENT EVENTS
Ordinary shares	3,958
Pro forma | Common Class B
SUBSEQUENT EVENTS
Ordinary shares	$ 500